Reserves - Schedule of Reconciliation of Net Future Policy Benefits and Expenses To Balance Sheet Reserve (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Future policy benefits and expenses	$ 420.9	$ 434.9
Long-term care
Policyholder Account Balance [Line Items]
Future policy benefits and expenses	414.2	428.2	$ 621.4
Other
Policyholder Account Balance [Line Items]
Future policy benefits and expenses	$ 6.7	$ 6.7